Share-Based Compensation - Summary of Share Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning	7,606,336	7,820,429	2,403,799
Number of Options, Granted	23,981,792	361,843	5,771,720
Number of Options, Exercised	(746,042)	(425,407)	(233,440)
Number of Options, Forfeited	(398,106)	(150,529)	(121,650)
Number of Options, Cancelled	(10,383,868)
Number of Options, Outstanding Ending	20,060,112	7,606,336	7,820,429	2,403,799
Number of Options, Vested and expected to vest	20,060,112
Number of Options, Exercisable	341,083
Weighted-Average Exercise Price, Outstanding beginning	$ 0.4849	$ 0.4717	$ 1.534
Weighted-Average Exercise Price, Granted	7.3877	0.0002	0.0002
Weighted-Average Exercise Price, Exercised	0.0002	0.0002	0.0002
Weighted-Average Exercise Price, Forfeited	1.6149	0.0002	0.0002
Weighted-Average Exercise Price, Cancelled	13.39
Weighted-Average Exercise Price, Outstanding Ending	2.0527	0.4849	0.4717	$ 1.534
Weighted-Average Exercise Price, Vested and expected to vest	2.0527
Weighted-Average Exercise Price, Exercisable	10.8097
Weighted-Average Grant Date Fair Value, Outstanding Beginning	21.92	21.28	3.75
Weighted-Average Grant Date Fair Value, Granted	0.66	22.64	26.75
Weighted-Average Grant Date Fair Value, Exercised	5.57	2.56	1.18
Weighted-Average Grant Date Fair Value, Forfeited	5.75	8.51	3.31
Weighted-Average Grant Date Fair Value, Cancelled	0.57
Weighted-Average Grant Date Fair Value, Outstanding Ending	8.43	$ 21.92	$ 21.28	$ 3.75
Weighted-Average Grant Date Fair Value, Vested and expected to vest	8.43
Weighted-Average Grant Date Fair Value, Exercisable	$ 8.17
Weighted-Average Remaining Contractual Term, Outstanding	8 years 11 months 4 days	8 years 3 months	9 years 1 month 6 days	8 years 9 months
Weighted-Average Remaining Contractual Term, Vested and expected to vest	8 years 11 months 4 days
Weighted-Average Remaining Contractual Term, Exercisable	5 years 2 months 15 days
Aggregate Intrinsic Value, Outstanding	$ 19,280	$ 69,907	$ 176,963	$ 20,079
Aggregate Intrinsic Value, Vested and expected to vest	19,280
Aggregate Intrinsic Value, Exercisable	$ 979